Accounts Receivable and Loans (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable segment information
Card Member receivables	$ 44,851	$ 44,163
Less: Reserve for losses	465	386	428	438
Card Member receivables, net	44,386	43,777
Other receivables, net	2,614	3,408
Accounts Receivable and Loans Textuals [Abstract]
Other receivables, reserves	61	71
Variable Interest Enterprise [Member]
Accounts receivable segment information
Card Member receivables	7,025	7,329
Card Member receivables, net	7,000	7,300
U S Card Services [Member]
Accounts receivable segment information
Card Member receivables	22,468	21,842
U S Card Services [Member] | Variable Interest Enterprise [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross Card Member receivables available to settle the obligations of a variable interest entity	7,000	7,300
International Card Services [Member]
Accounts receivable segment information
Card Member receivables	7,653	7,771
Global Commercial Services [Member]
Accounts receivable segment information
Card Member receivables	14,583	14,391
Global Commercial Services [Member] | Airline [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross Card Member receivables available to settle the obligations of a variable interest entity	636	836
Global Commercial Services [Member] | Airline [Member] | Delta [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross Card Member receivables available to settle the obligations of a variable interest entity	606	628
Global Network And Merchant Services [Member]
Accounts receivable segment information
Card Member receivables	147	159
Global Network And Merchant Services [Member] | Non United States [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross Card Member receivables available to settle the obligations of a variable interest entity	$ 13,300	$ 13,800